Expenses from salaries and employee benefits - Schedule of Expense for Employee Benefit Obligation (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expense for Employee Benefit Obligation [Abstract]
Expenses for short-term employee benefit	$ 528,466	$ 534,177	$ 491,696
Expenses for employee benefits due to termination of employment contract	42,125	35,391	27,381
Training expenses	3,440	3,751	2,596
Expenses for nursery and kindergarten	1,618	1,513	1,403
Other personnel expenses	6,898	7,852	5,150
Total	$ 582,547	$ 582,684	$ 528,226